SHARE-BASED COMPENSATION (Details Narrative)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Compensation Related Costs [Abstract]
Share options grant		¥ 340,179,000
Unrecognized share based compensation expense	$ 1,873,015	¥ 292,284,000	¥ 292,284,000